Financial Instruments and Risk Management - Schedule of Changes in Value of Options (Details) - Put option - SAAG [member] - BRL (R$) R$ in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Balance			R$ 672	R$ 636	R$ 536
Adjustment to fair value		R$ 25	58	36	100
Related assets	[1]		50
Payment			(780)
Balance			R$ 0	R$ 672	R$ 636

[1]	With the acquisition of the share units then held by the Funds in the Investment Structure, Cemig GT became the holder of the related assets, which have aggregate value of R$50. This amount is recognized in Other assets in the Statement of financial position.